FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Credit Risk (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk
Allowance for doubtful accounts	CAD 3,452	CAD 3,275
Credit concentration risk | Accounts receivable | Investment grade
Concentration Risk
Concentration risk (as a percent)	78.00%